This filing is being made to obtain a class identifier for Class Y shares of each of Waddell & Reed Advisors Municipal Bond Fund, Waddell & Reed Advisors Municipal High Income Fund and Waddell & Reed Advisors Tax-Managed Equity Fund, each a series of the registrant.

In addition, as noted in the Registration Statement filing on Form N-1A filed on January 28, 2009, the Registrant is the successor issuer to the Predecessor Registrant, a Maryland Corporation (the "Predecessor Registrant"). By making this filing, the Registrant expressly adopts the Registration Statement of the Predecessor Registrant (File No. 333-82447) with respect to Class Y shares of Waddell & Reed Advisors Municipal Bond Fund, Waddell & Reed Advisors Municipal High Income Fund and Waddell & Reed Advisors Tax-Managed Equity Fund as its own Registration Statement for all purposes of the Securities Act of 1933, and amended, and the Investment Company Act of 1940, as amended, effective January 30, 2009, immediately following the closing of a series of shell reorganization transactions between Waddell & Reed Advisors Municipal Bond Fund, Inc., Waddell & Reed Advisors Municipal High Income Fund, Inc. and Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. and the Registrant.